AURORA 10K - CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - Aurora Acquisition Corp	12 Months Ended
Dec. 31, 2021 shares
Sale of units (in shares)	24,300,287
Private Placement
Sale of Private Placement Units (in shares)	3,500,000